UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2010

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2010


[LOGO OF USAA]
    USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA HIGH-YIELD OPPORTUNITIES FUND
OCTOBER 31, 2010

                                                                      (Form N-Q)

48448-1210                                   (C)2010, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA HIGH-YIELD OPPORTUNITIES FUND
October 31, 2010 (unaudited)

PRINCIPAL                                                                                         MARKET
AMOUNT                                                     COUPON                                  VALUE
(000)       SECURITY                                         RATE         MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
            CORPORATE OBLIGATIONS (66.8%)

            CONSUMER DISCRETIONARY (8.6%)
            -----------------------------
            ADVERTISING (0.2%)
$     400   Clear Channel Worldwide Holdings, Inc.           9.25%      12/15/2017            $      434
    1,600   Clear Channel Worldwide Holdings, Inc.           9.25       12/15/2017                 1,748
                                                                                              ----------
                                                                                                   2,182
                                                                                              ----------
            APPAREL & ACCESSORIES & LUXURY GOODS (0.5%)
    3,936   Kellwood Co.(a)                                 12.88        7/15/2011                 3,463
    1,650   Kellwood Co.                                     7.63       10/15/2017                   875
    2,000   Quiksilver, Inc.                                 6.88        4/15/2015                 1,960
                                                                                              ----------
                                                                                                   6,298
                                                                                              ----------
            APPAREL RETAIL (0.1%)
    1,000   Limited Brands, Inc.                             8.50        6/15/2019                 1,195
                                                                                              ----------
            AUTO PARTS & EQUIPMENT (0.3%)
    1,000   American Axle & Manufacturing Holdings,
               Inc.(b)                                       9.25        1/15/2017                 1,130
    1,304   Federal-Mogul Corp.(c)                           2.20       12/27/2014                 1,159
      665   Federal-Mogul Corp.(c)                           2.20       12/27/2015                   591
      200   Tenneco Automotive, Inc.                         8.63       11/15/2014                   208
      500   Tenneco Automotive, Inc.                         8.13       11/15/2015                   530
    1,000   Tenneco Automotive, Inc.(b)                      7.75        8/15/2018                 1,075
                                                                                              ----------
                                                                                                   4,693
                                                                                              ----------
            AUTOMOBILE MANUFACTURERS (0.2%)
    3,000   Ford Motor Credit Co., LLC                       7.00        4/15/2015                 3,292
                                                                                              ----------
            BROADCASTING (0.8%)
    3,000   LBI Media, Inc.(b)                               8.50        8/01/2017                 2,550
    1,000   Nexstar Broadcasting Group, Inc.(b)              8.88        4/15/2017                 1,064
    1,000   Sinclair Television Group, Inc.(b)               9.25       11/01/2017                 1,102
    1,000   Sinclair Television Group, Inc.(b)               8.38       10/15/2018                 1,043
      973   Telesat Canada(c)                                3.26        9/01/2014                   959
    3,950   Univision Communications, Inc.(c)                4.51        3/29/2017                 3,749
    1,000   Univision Communications, Inc.(b)                7.88       11/01/2020                 1,055
                                                                                              ----------
                                                                                                  11,522
                                                                                              ----------
            CABLE & SATELLITE (0.9%)
    1,000   Cablevision Systems Corp.                        7.75        4/15/2018                 1,095
    1,000   Cablevision Systems Corp.                        8.00        4/15/2020                 1,107
    1,320   CCH II, LLC(b)                                  13.50       11/30/2016                 1,585
    1,000   CCO Holdings, LLC(b)                             7.25       10/30/2017                 1,035
      500   CCO Holdings, LLC(b)                             7.88        4/30/2018                   534
    1,000   Cequel Communications Holdings I, LLC and
               Cequel Capital Corp.(b)                       8.63       11/15/2017                 1,073
    3,000   Mediacom Broadband, LLC                          8.50       10/15/2015                 3,150
    1,000   Mediacom Broadband, LLC                          9.13        8/15/2019                 1,058
    1,000   Virgin Media Finance plc                         8.38       10/15/2019                 1,117
                                                                                              ----------
                                                                                                  11,754
                                                                                              ----------

================================================================================

1 |  USAA High-Yield Opportunities Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                    COUPON                                   VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
            CASINOS & GAMING (3.0%)
$   1,000   Ameristar Casinos, Inc.                          9.25%       6/01/2014            $    1,085
    3,235   Harrah's Operating Co., Inc.(c)                  3.29        1/28/2015                 2,864
      172   Harrah's Operating Co., Inc.                    10.00        2/01/2016                   150
    2,000   Harrah's Operating Co., Inc.                    11.25        6/01/2017                 2,215
    6,025   Harrah's Operating Co., Inc.                    10.00       12/15/2018                 5,257
    3,200   Inn of the Mountain Gods(e)                     12.00       11/15/2010                 1,232
    3,000   Jacobs Entertainment, Inc.                       9.75        6/15/2014                 2,812
    4,000   Marina District Finance Co., Inc.(b)             9.50       10/15/2015                 3,990
    1,030   MGM Mirage                                       6.75        9/01/2012                 1,015
    1,693   MGM Mirage(c)                                    7.00        2/21/2014                 1,605
    1,000   MGM Mirage                                      10.38        5/15/2014                 1,135
    2,000   MGM Mirage                                       6.63        7/15/2015                 1,770
    1,000   MGM Mirage                                      11.13       11/15/2017                 1,155
    1,500   MGM Mirage(b)                                    9.00        3/15/2020                 1,654
    1,000   Pinnacle Entertainment, Inc.                     8.63        8/01/2017                 1,085
    1,000   Pinnacle Entertainment, Inc.                     8.75        5/15/2020                   995
    3,734   Pokagon Gaming Auth.(b)                         10.38        6/15/2014                 3,921
    1,000   Scientific Games International, Inc.(b)          8.13        9/15/2018                 1,053
    2,000   Shingle Springs Tribal Gaming Auth.(b)           9.38        6/15/2015                 1,390
    3,000   Snoqualmie Entertainment Auth.(b)                4.43(d)     2/01/2014                 2,505
    1,000   Snoqualmie Entertainment Auth.(b)                9.13        2/01/2015                   920
    2,000   Turning Stone Resort Casino(b)                   9.13        9/15/2014                 2,050
                                                                                              ----------
                                                                                                  41,858
                                                                                              ----------
            CATALOG RETAIL (0.5%)
    5,500   Harry & David Operations Corp.                   9.00        3/01/2013                 4,125
    1,000   QVC, Inc.(b)                                     7.13        4/15/2017                 1,068
    1,000   QVC, Inc.(b)                                     7.38       10/15/2020                 1,072
                                                                                              ----------
                                                                                                   6,265
                                                                                              ----------
            DEPARTMENT STORES (0.5%)
    3,200   Dillard's, Inc.                                  7.13        8/01/2018                 3,208
    1,025   J.C. Penney Co., Inc.                            7.40        4/01/2037                   963
    2,100   May Dept Stores Co.                              7.88        8/15/2036                 2,116
                                                                                              ----------
                                                                                                   6,287
                                                                                              ----------
            HOMEBUILDING (0.1%)
    1,000   Lennar Corp.                                    12.25        5/15/2017                 1,210
                                                                                              ----------
            HOTELS, RESORTS, & CRUISE LINES (0.2%)
    1,000   NCL Corp. Ltd.                                  11.75       11/15/2016                 1,162
    2,000   Royal Caribbean Cruises Ltd.                     7.25        6/15/2016                 2,190
                                                                                              ----------
                                                                                                   3,352
                                                                                              ----------
            LEISURE FACILITIES (0.3%)
    3,475   Town Sports International Holdings, Inc.        11.00        2/01/2014                 3,405
                                                                                              ----------
            MOVIES & ENTERTAINMENT (0.3%)
    1,500   AMC Entertainment, Inc.                          8.75        6/01/2019                 1,611
    1,000   Cinemark USA, Inc.                               8.63        6/15/2019                 1,087
    1,000   Live Nation Entertainment, Inc.(b)               8.13        5/15/2018                 1,035
      250   WMG Acquisition Corp.                            9.50        6/15/2016                   272
                                                                                              ----------
                                                                                                   4,005
                                                                                              ----------
            PUBLISHING (0.3%)
      186   American Media Operations, Inc.(b)               9.00        5/01/2013                   190
    2,042   American Media Operations, Inc.(b)              14.00       11/01/2013                 1,348
    2,000   McClatchy Co.                                   11.50        2/15/2017                 2,150
    2,000   Network Communications, Inc.                    10.75       12/01/2013                   682
                                                                                              ----------
                                                                                                   4,370
                                                                                              ----------
            RESTAURANTS (0.2%)
    2,000   CKE Restaurants, Inc.(b)                        11.38        7/15/2018                 2,170

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                                                   Portfolio of Investments |  2

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                    COUPON                                   VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
$   1,000   DineEquity, Inc.(b)                              9.50%      10/30/2018            $    1,070
                                                                                              ----------
                                                                                                   3,240
                                                                                              ----------
            SPECIALIZED CONSUMER SERVICES (0.0%)
      600   Mac-Gray Corp.                                   7.63        8/15/2015                   595
                                                                                              ----------
            TIRES & RUBBER (0.2%)
    1,000   Goodyear Tire & Rubber Co.                      10.50        5/15/2016                 1,148
    2,000   Goodyear Tire & Rubber Co.                       8.25        8/15/2020                 2,145
                                                                                              ----------
                                                                                                   3,293
                                                                                              ----------

            Total Consumer Discretionary                                                         118,816
                                                                                              ----------
            CONSUMER STAPLES (2.4%)
            -----------------------
            DRUG RETAIL (1.1%)
   10,100   CVS Caremark Corp.                               6.30        6/01/2037                 9,371
    1,000   Rite Aid Corp.                                   8.63        3/01/2015                   878
    2,000   Rite Aid Corp.                                   9.75        6/12/2016                 2,180
    2,000   Rite Aid Corp.                                  10.38        7/15/2016                 2,130
                                                                                              ----------
                                                                                                  14,559
                                                                                              ----------
            FOOD RETAIL (0.5%)
    1,710   Albertsons, Inc.                                 8.70        5/01/2030                 1,517
    1,000   American Stores Co.                              8.00        6/01/2026                   860
    3,000   ARAMARK Corp.(f)                                 8.50        2/01/2015                 3,165
    1,000   Susser Holdings Corp.                            8.50        5/15/2016                 1,070
                                                                                              ----------
                                                                                                   6,612
                                                                                              ----------
            HOUSEHOLD PRODUCTS (0.3%)
    2,250   Diversey, Inc.                                   8.25       11/15/2019                 2,469
    2,000   Spectrum Brands, Inc.(b)                         9.50        6/15/2018                 2,230
                                                                                              ----------
                                                                                                   4,699
                                                                                              ----------
            PACKAGED FOODS & MEAT (0.5%)
    4,750   Reddy Ice Corp.                                 11.25        3/15/2015                 4,988
    2,175   Reddy Ice Holdings, Inc.                        10.50       11/01/2012                 2,153
                                                                                              ----------
                                                                                                   7,141
                                                                                              ----------
            Total Consumer Staples                                                                33,011
                                                                                              ----------
            ENERGY (9.2%)
            -------------
            COAL & CONSUMABLE FUELS (0.8%)
    1,000   Arch Coal, Inc.                                  8.75        8/01/2016                 1,131
    1,000   Arch Coal, Inc.                                  7.25       10/01/2020                 1,098
    2,000   Cloud Peak Energy Resources, LLC/ Cloud
               Peak Energy Finance Corp.                     8.25       12/15/2017                 2,185
    1,500   CONSOL Energy, Inc.(b)                           8.00        4/01/2017                 1,646
    1,000   CONSOL Energy, Inc.(b)                           8.25        4/01/2020                 1,118
    1,500   Murray Energy Corp.(b)                          10.25       10/15/2015                 1,612
    2,000   Peabody Energy Corp.                             7.88       11/01/2026                 2,260
                                                                                              ----------
                                                                                                  11,050
                                                                                              ----------
            OIL & GAS DRILLING (0.2%)
    1,000   Parker Drilling Co.                              9.13        4/01/2018                 1,057
    2,000   Stallion Oilfield Holdings, Ltd.(b)             10.50        2/15/2015                 2,130
                                                                                              ----------
                                                                                                   3,187
                                                                                              ----------
            OIL & GAS EQUIPMENT & SERVICES (0.8%)
    2,500   Basic Energy Services, Inc.                      7.13        4/15/2016                 2,363
    1,000   Global Geophysical Services, Inc.               10.50        5/01/2017                 1,020
    1,500   Helix Energy Solutions Group, Inc.(b)            9.50        1/15/2016                 1,528
    2,000   Mcjunkin Red Man Corp.(b)                        9.50       12/15/2016                 1,845
    1,700   Seitel, Inc.                                     9.75        2/15/2014                 1,496

================================================================================

3 |  USAA High-Yield Opportunities Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                    COUPON                                   VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
$   4,000   TRICO Marine Services, Inc.(b),(i)              13.88%(d)   11/01/2014            $    3,205
                                                                                              ----------
                                                                                                  11,457
                                                                                              ----------
            OIL & GAS EXPLORATION & PRODUCTION (2.2%)
    1,000   Bill Barrett Corp.                               9.88        7/15/2016                 1,102
    1,000   Brigham Exploration Co.(b)                       8.75       10/01/2018                 1,086
    3,000   Chaparral Energy, Inc.                           8.50       12/01/2015                 3,004
    4,000   Hilcorp Energy I, LP(b)                          8.00        2/15/2020                 4,230
    1,000   Hilcorp Energy I, LP(b)                          7.63        4/15/2021                 1,045
    2,000   Linn Energy LLC(b)                               8.63        4/15/2020                 2,160
    3,000   NFR Energy, LLC(b)                               9.75        2/15/2017                 3,011
    1,000   PetroQuest Energy, Inc.                         10.00        9/01/2017                 1,028
    3,000   Plains Exploration & Production Co.              7.00        3/15/2017                 3,109
    1,000   Plains Exploration & Production Co.              7.63        6/01/2018                 1,071
    1,000   Plains Exploration & Production Co.              7.63        4/01/2020                 1,077
    1,000   Quicksilver Resources, Inc.                     11.75        1/01/2016                 1,155
    1,000   Quicksilver Resources, Inc.                      7.13        4/01/2016                   968
    2,000   Rosetta Resources, Inc.                          9.50        4/15/2018                 2,100
    1,000   SandRidge Energy, Inc.(b)                        9.88        5/15/2016                 1,073
    1,000   SandRidge Energy, Inc.(b)                        8.00        6/01/2018                 1,005
    2,000   Venoco Inc.(c),(g)                              11.50        5/08/2014                 1,898
                                                                                              ----------
                                                                                                  30,122
                                                                                              ----------
            OIL & GAS REFINING & MARKETING (0.3%)
    1,000   Citgo Petroleum Corp.(b)                        11.50        7/01/2017                 1,165
    1,000   Coffeyville Resources(b)                        10.88        4/01/2017                 1,085
    1,000   Tesoro Corp.                                     6.63       11/01/2015                 1,014
    1,000   Tesoro Corp.                                     9.75        6/01/2019                 1,114
                                                                                              ----------
                                                                                                   4,378
                                                                                              ----------
            OIL & GAS STORAGE & TRANSPORTATION (4.9%)
    2,000   Crosstex Energy, LP                              8.88        2/15/2018                 2,170
    2,000   El Paso Corp.                                    7.80        8/01/2031                 2,150
    3,000   El Paso Corp.                                    7.75        1/15/2032                 3,228
   13,400   Enbridge Energy Partners, LP(f)                  8.05       10/01/2037                13,748
    1,500   Energy Transfer Equity, LP                       7.50       10/15/2020                 1,642
    8,250   Enterprise Products Operating, LP                7.00        6/01/2067                 8,030
    9,000   Enterprise Products Operating, LP                7.03        1/15/2068                 9,306
    1,000   MarkWest Energy Partners, LP                     6.88       11/01/2014                 1,020
    2,980   MarkWest Energy Partners, LP                     8.50        7/15/2016                 3,181
      500   MarkWest Energy Partners, LP(g)                  6.75       11/01/2020                   513
    1,000   Martin Midstream Partners, LP(b)                 8.88        4/01/2018                 1,045
    2,000   Niska Gas Storage(b)                             8.88        3/15/2018                 2,173
    2,000   Regency Energy Partners, LP                      9.38        6/01/2016                 2,240
    1,500   Regency Energy Partners, LP                      6.88       12/01/2018                 1,582
    2,000   Sabine Pass LNG, LP                              7.25       11/30/2013                 1,935
    2,000   Sabine Pass LNG, LP                              7.50       11/30/2016                 1,857
   12,000   Southern Union Co.(f)                            7.20(d)    11/01/2066                11,130
                                                                                              ----------
                                                                                                  66,950
                                                                                              ----------
            Total Energy                                                                         127,144
                                                                                              ----------
            FINANCIALS (19.5%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
    2,000   Nuveen Investments, Inc.                        10.50       11/15/2015                 2,100
                                                                                              ----------
            CONSUMER FINANCE (2.8%)
    5,000   Ally Financial, Inc.(b)                          7.50        9/15/2020                 5,425
    4,000   Capital One Financial Corp.                      7.69        8/15/2036                 4,100
    5,000   Credit Acceptance Corp.(b)                       9.13        2/01/2017                 5,281
    3,000   Ford Motor Credit Co., LLC                       8.00        6/01/2014                 3,353
    2,000   Ford Motor Credit Co., LLC                      12.00        5/15/2015                 2,570
    9,000   General Motors Acceptance Corp.                  6.88        8/28/2012                 9,350
    7,000   General Motors Acceptance Corp.                  6.75       12/01/2014                 7,367

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                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                    COUPON                                   VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
$   2,000   General Motors Acceptance Corp.                  6.75%      12/01/2014            $    2,094
                                                                                              ----------
                                                                                                  39,540
                                                                                              ----------
            DIVERSIFIED BANKS (0.6%)
    7,500   USB Realty Corp.(b)                              6.09                -(h)              5,738
    2,000   Wells Fargo Capital XV                           9.75                -(h)              2,256
                                                                                              ----------
                                                                                                   7,994
                                                                                              ----------
            INVESTMENT BANKING & BROKERAGE (0.0%)
    2,000   Lehman Brothers Holdings, Inc.(e)                5.75        4/25/2011                   440
                                                                                              ----------
            LIFE & HEALTH INSURANCE (2.7%)
    1,000   Americo Life, Inc.(b)                            7.88        5/01/2013                 1,015
    2,000   Great-West Life & Annuity Insurance Co.(b)       7.15        5/16/2046                 1,960
   15,000   Lincoln National Corp.                           7.00        5/17/2066                14,775
    2,000   MetLife, Inc.                                   10.75        8/01/2069                 2,707
    2,000   Prudential Financial, Inc.                       8.88        6/15/2038                 2,320
   16,000   StanCorp Financial Group, Inc.                   6.90        6/01/2067                15,095
                                                                                              ----------
                                                                                                  37,872
                                                                                              ----------
            MULTI-LINE INSURANCE (3.8%)
    1,000   Farmers Exchange Capital(b)                      7.05        7/15/2028                   983
    1,700   Farmers Insurance Exchange(b)                    8.63        5/01/2024                 1,976
   15,200   Genworth Financial, Inc.                         6.15       11/15/2066                12,198
   15,000   Glen Meadow(b)                                   6.51        2/12/2067                12,638
    4,500   ILFC E-Capital Trust I(b)                        5.90       12/21/2065                 3,398
   13,000   ILFC E-Capital Trust II(b)                       6.25       12/21/2065                10,465
    2,000   Liberty Mutual Group, Inc.(b)                    7.00        3/15/2037                 1,875
   10,500   Nationwide Mutual Insurance Co.(b)               5.81       12/15/2024                 9,391
                                                                                              ----------
                                                                                                  52,924
                                                                                              ----------
            MULTI-SECTOR HOLDINGS (0.9%)
    2,750   Leucadia National Corp.                          7.13        3/15/2017                 2,843
    9,025   Leucadia National Corp.                          8.65        1/15/2027                 9,070
                                                                                              ----------
                                                                                                  11,913
                                                                                              ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (1.3%)
    2,000   AgFirst Farm Credit Bank                         6.59                -(h)              1,509
    5,000   BankAmerica Institutional Capital(b)             8.07       12/31/2026                 5,144
    5,000   General Electric Capital Corp.                   6.38       11/15/2067                 4,981
    4,000   General Electric Capital Corp.                   6.38       11/15/2067                 3,980
    2,000   NB Capital Trust IV                              8.25        4/15/2027                 2,050
                                                                                              ----------
                                                                                                  17,664
                                                                                              ----------
            PROPERTY & CASUALTY INSURANCE (2.2%)
    2,300   Assured Guaranty U.S. Holdings, Inc.             6.40       12/15/2066                 1,863
    1,000   Financial Security Assurance Holdings Ltd.(b)    6.40       12/15/2066                   755
    3,780   Hanover Insurance Group, Inc.                    8.21        2/03/2027                 3,398
    3,000   Ironshore Holdings, Inc.(b)                      8.50        5/15/2020                 3,128
    1,500   Kingsway America, Inc.                           7.50        2/01/2014                 1,391
    2,500   MBIA Insurance Co.(b)                           14.00        1/15/2033                 1,538
    8,000   Progressive Corp.                                6.70        6/15/2037                 8,191
    9,000   PXRE Capital Trust I                             8.85        2/01/2027                 8,111
    2,000   Zenith National Insurance Capital Trust(b),(f)   8.55        8/01/2028                 1,990
                                                                                              ----------
                                                                                                  30,365
                                                                                              ----------
            REGIONAL BANKS (2.4%)
    6,000   CIT Group, Inc.                                 10.25        5/01/2015                 6,210
   10,000   Fifth Third Capital Trust IV                     6.50        4/15/2037                 9,600
    1,500   First Empire Capital Trust I                     8.23        2/01/2027                 1,422
    2,500   Huntington Capital III                           6.65        5/15/2037                 2,303
      750   KeyCorp Capital II                               6.88        3/17/2029                   694
    4,000   Manufacturers & Traders Trust Co.                5.63       12/01/2021                 3,860
    2,000   National City Preferred Capital Trust I         12.00                -(h)              2,238
    3,000   Susquehanna Capital II                          11.00        3/23/2040                 3,315

================================================================================

5 |  USAA High-Yield Opportunities Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                    COUPON                                   VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
$   4,000   Webster Capital Trust IV                         7.65%       6/15/2037            $    3,489
                                                                                              ----------
                                                                                                  33,131
                                                                                              ----------
            REINSURANCE (0.1%)
    2,000   Max USA Holdings Ltd.(b),(f)                     7.20        4/14/2017                 2,123
                                                                                              ----------
            REITs - INDUSTRIAL (0.3%)
    1,500   DuPont Fabros Technology, LP                     8.50       12/15/2017                 1,627
    2,000   ProLogis                                         6.88        3/15/2020                 2,177
                                                                                              ----------
                                                                                                   3,804
                                                                                              ----------
            REITs - MORTGAGE (0.1%)
      686   iStar Financial, Inc.                           10.00        6/15/2014                   698
                                                                                              ----------
            REITs - OFFICE (0.4%)
    3,055   Reckson Operating Partnership, LP                6.00        3/31/2016                 3,107
    2,000   Reckson Operating Partnership, LP                7.75        3/16/2020                 2,145
                                                                                              ----------
                                                                                                   5,252
                                                                                              ----------
            REITs - RETAIL (1.0%)
    2,500   New Plan Excel Realty Trust, Inc.                4.50        2/01/2011                 2,472
    7,000   New Plan Excel Realty Trust, Inc.                5.13        9/15/2012                 6,230
    3,000   New Plan Excel Realty Trust, Inc.                5.30        1/15/2015                 2,325
    2,675   New Plan Excel Realty Trust, Inc.                5.25        9/15/2015                 2,100
    1,550   New Plan Excel Realty Trust, Inc.                7.50        7/30/2029                   968
                                                                                              ----------
                                                                                                  14,095
                                                                                              ----------
            REITs - SPECIALIZED (0.7%)
    3,000   Entertainment Properties Trust(b)                7.75        7/15/2020                 3,127
    2,000   Host Hotels & Resorts, LP                        6.75        6/01/2016                 2,088
    1,000   Host Hotels & Resorts, LP                        9.00        5/15/2017                 1,130
    1,000   Sabra Health Care(b)                             8.13       11/01/2018                 1,039
    2,500   Senior Housing Properties Trust                  6.75        4/15/2020                 2,662
                                                                                              ----------
                                                                                                  10,046
                                                                                              ----------
            THRIFTS & MORTGAGE FINANCE (0.1%)
    1,000   Provident Funding Associations, LP(b)           10.25        4/15/2017                 1,043
    1,000   Washington Mutual Bank                           5.50        6/16/2010                   385
                                                                                              ----------
                                                                                                   1,428
                                                                                              ----------
            Total Financials                                                                     271,389
                                                                                              ----------
            HEALTH CARE (3.7%)
            ------------------
            HEALTH CARE EQUIPMENT (0.4%)
      500   Accellent, Inc.                                  8.38        2/01/2017                   528
    1,000   Accellent, Inc.(b)                              10.00       11/01/2017                   988
      980   Biomet, Inc.(c)                                  3.32        3/25/2015                   968
    1,000   Biomet, Inc.                                    10.00       10/15/2017                 1,115
    1,000   Insight Health Services Corp.                    5.72(d)    11/01/2011                   265
    2,500   Universal Hospital Services, Inc.                4.13(d)     6/01/2015                 2,262
                                                                                              ----------
                                                                                                   6,126
                                                                                              ----------
            HEALTH CARE FACILITIES (2.4%)
    2,865   Community Health Systems, Inc.(c),(g)            2.55        7/24/2014                 2,824
    1,000   Community Health Systems, Inc.                   8.88        7/15/2015                 1,082
    4,000   HCA, Inc.                                        5.75        3/15/2014                 4,070
    3,000   HCA, Inc.                                        9.25       11/15/2016                 3,266
    4,207   HCA, Inc.                                        9.63       11/15/2016                 4,586
    2,000   HCA, Inc.                                        8.50        4/15/2019                 2,260
    1,500   HCA, Inc.                                        7.25        9/15/2020                 1,648
      250   HealthSouth Corp.                                7.25       10/01/2018                   263
    2,000   IASIS Healthcare, LLC                            8.75        6/15/2014                 2,055
    1,000   LifePoint Hospitals, Inc.                        3.50        5/15/2014                 1,012
    2,000   Psychiatric Solutions, Inc.                      7.75        7/15/2015                 2,090
    3,000   Select Medical Corp.                             7.63        2/01/2015                 3,060
    1,000   Sun Healthcare Group, Inc.                       9.13        4/15/2015                 1,082

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                    COUPON                                   VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
$   2,000   Tenet Healthcare Corp.                           9.00%       5/01/2015            $    2,215
    1,000   Tenet Healthcare Corp.(b)                        8.00        8/01/2020                 1,021
    1,000   United Surgical Partners International, Inc.     8.88        5/01/2017                 1,050
                                                                                              ----------
                                                                                                  33,584
                                                                                              ----------
            HEALTH CARE SERVICES (0.4%)
    2,000   Alliance Healthcare Services, Inc.               8.00       12/01/2016                 1,890
      500   Omnicare, Inc.                                   6.88       12/15/2015                   518
    1,000   Radiation Therapy Services, Inc.(b)              9.88        4/15/2017                   995
    1,107   US Oncology, Inc.                                5.47(d)     3/15/2012                 1,087
    1,000   US Oncology, Inc.                               10.75        8/15/2014                 1,037
                                                                                              ----------
                                                                                                   5,527
                                                                                              ----------
            HEALTH CARE SUPPLIES (0.3%)
    1,000   Bausch & Lomb, Inc.                              9.88       11/01/2015                 1,090
    1,000   DJO Finance LLC                                 10.88       11/15/2014                 1,097
    1,000   DJO Finance LLC(b)                               9.75       10/15/2017                 1,048
    1,056   VWR Funding, Inc.                               10.25        7/15/2015                 1,122
                                                                                              ----------
                                                                                                   4,357
                                                                                              ----------
            PHARMACEUTICALS (0.2%)
    1,000   Mylan, Inc.(b)                                   7.63        7/15/2017                 1,095
    1,000   Mylan, Inc.(b)                                   7.88        7/15/2020                 1,120
                                                                                              ----------
                                                                                                   2,215
                                                                                              ----------
            Total Health Care                                                                     51,809
                                                                                              ----------
            INDUSTRIALS (7.1%)
            ------------------
            AIR FREIGHT & LOGISTICS (0.2%)
    3,000   Park Ohio Industries, Inc.                       8.38       11/15/2014                 3,015
                                                                                              ----------
            AIRLINES (1.7%)
       17   Airplanes Pass-Through Trust                     1.13(d)     3/15/2019                    15
    1,207   America West Airlines, Inc. Pass-Through Trust   6.87        1/02/2017                 1,179
      555   America West Airlines, Inc. Pass-Through Trust   7.12        1/02/2017                   545
    3,000   American Airlines, Inc. Pass-Through Trust       6.82        5/23/2011                 3,053
    2,000   Continental Airlines, Inc.                       8.75       12/01/2011                 2,085
      131   Continental Airlines, Inc. Pass-Through Trust    8.50        5/01/2011                   135
      308   Continental Airlines, Inc. Pass-Through Trust    7.03        6/15/2011                   315
    6,787   United Air Lines, Inc.(b)                       12.00        1/15/2016                 7,805
    2,855   United Air Lines, Inc.                           9.75        1/15/2017                 3,298
    4,652   United Airlines, Inc. Pass-Through Trust         8.03        7/01/2011                 5,780
                                                                                              ----------
                                                                                                  24,210
                                                                                              ----------
            BUILDING PRODUCTS (0.3%)
    2,000   Esco Corp.(b)                                    4.17(d)    12/15/2013                 1,935
      250   Esco Corp.(b)                                    8.63       12/15/2013                   261
      500   Ply Gem Industries, Inc.                        11.75        6/15/2013                   537
      750   USG Corp.(b)                                     9.75        8/01/2014                   801
    1,000   USG Corp.                                        6.30       11/15/2016                   900
                                                                                              ----------
                                                                                                   4,434
                                                                                              ----------
            COMMERCIAL PRINTING (0.3%)
    2,000   Cenveo Corp.                                     8.88        2/01/2018                 2,010
    2,000   Harland Clarke Holdings Corp.                    6.00(d)     5/15/2015                 1,695
                                                                                              ----------
                                                                                                   3,705
                                                                                              ----------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.8%)
    2,100   American Railcar Industries, Inc.                7.50        3/01/2014                 2,142
    2,000   ArvinMeritor, Inc.                               8.13        9/15/2015                 2,090
    1,000   CNH Global N.V.(b)                               7.88       12/01/2017                 1,122
    5,000   Manitowoc Co., Inc.(c),(g)                       7.08        4/14/2014                 5,041
    1,000   Navistar International Corp.                     8.25       11/01/2021                 1,096
                                                                                              ----------
                                                                                                  11,491
                                                                                              ----------

================================================================================

7 |  USAA High-Yield Opportunities Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                    COUPON                                   VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
            DIVERSIFIED SUPPORT SERVICES (0.3%)
$     536   Iron Mountain, Inc.                              7.75%       1/15/2015            $      543
    4,030   Mobile Services Group, Inc.                      9.75        8/01/2014                 4,251
                                                                                              ----------
                                                                                                   4,794
                                                                                              ----------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
    1,500   Baldor Electric Co.                              8.63        2/15/2017                 1,609
    1,000   International Wire Group, Inc.(b)                9.75        4/15/2015                 1,035
                                                                                              ----------
                                                                                                   2,644
                                                                                              ----------
            ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
    1,000   Casella Waste Systems, Inc.                     11.00        7/15/2014                 1,110
                                                                                              ----------
            INDUSTRIAL CONGLOMERATES (1.0%)
    1,000   Pinafore, LLC(b)                                 9.00       10/01/2018                 1,075
   14,000   Textron Financial Corp.(b)                       6.00        2/15/2067                11,270
    1,000   Tomkins(c)                                       6.25        9/07/2016                 1,012
                                                                                              ----------
                                                                                                  13,357
                                                                                              ----------
            INDUSTRIAL MACHINERY (0.1%)
      500   Mueller Water Products, Inc.                     7.38        6/01/2017                   470
    1,500   Mueller Water Products, Inc.(b)                  8.75        9/01/2020                 1,620
                                                                                              ----------
                                                                                                   2,090
                                                                                              ----------
            MARINE (0.2%)
    1,000   General Maritime Corp.                          12.00       11/15/2017                 1,030
    1,000   Teekay Corp.                                     8.50        1/15/2020                 1,118
      500   United Maritime Group LLC                       11.75        6/15/2015                   500
                                                                                              ----------
                                                                                                   2,648
                                                                                              ----------
            OFFICE SERVICES & SUPPLIES (0.2%)
    1,000   ACCO Brands Corp.                               10.63        3/15/2015                 1,135
    1,053   West Corp.(c)                                    2.63       10/24/2013                 1,033
      500   West Corp.                                       9.50       10/15/2014                   529
                                                                                              ----------
                                                                                                   2,697
                                                                                              ----------
            RAILROADS (0.5%)
    1,600   RailAmerica, Inc.                                9.25        7/01/2017                 1,780
    5,256   Southern Capital Corp.(b)                        5.70        6/30/2023                 4,963
                                                                                              ----------
                                                                                                   6,743
                                                                                              ----------
            SECURITY & ALARM SERVICES (0.2%)
    2,000   GEO Group, Inc.                                  7.75       10/15/2017                 2,193
                                                                                              ----------
            TRADING COMPANIES & DISTRIBUTORS (0.3%)
    2,000   Edgen Murray Corp.                              12.25        1/15/2015                 1,635
    2,000   United Rentals North America, Inc.               9.25       12/15/2019                 2,260
                                                                                              ----------
                                                                                                   3,895
                                                                                              ----------
            TRUCKING (0.7%)
    2,000   Avis Budget Car Rental, LLC                      7.63        5/15/2014                 2,050
    2,000   Avis Budget Car Rental, LLC                      9.63        3/15/2018                 2,150
    1,000   Avis Budget Car Rental, LLC(b)                   8.25        1/15/2019                 1,015
    1,966   Hertz Corp.(c)                                   0.85       12/21/2012                 1,953
    2,000   Hertz Corp.                                      8.88        1/01/2014                 2,065
    1,000   Western Express, Inc.(b)                        12.50        4/15/2015                   964
                                                                                              ----------
                                                                                                  10,197
                                                                                              ----------
            Total Industrials                                                                     99,223
                                                                                              ----------
            INFORMATION TECHNOLOGY (2.0%)
            -----------------------------
            DATA PROCESSING & OUTSOURCED SERVICES (1.5%)
    1,500   Fidelity National Information Service, Inc.(b)   7.63        7/15/2017                 1,627
    1,000   Fidelity National Information Service, Inc.(b)   7.88        7/15/2020                 1,095
    2,000   First American Capital Trust I                   8.50        4/15/2012                 2,051

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                    COUPON                                   VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
$   9,000   First Data Corp.                                 9.88%       9/24/2015            $    7,650
    1,000   Interactive Data Corp.(b)                       10.25        8/01/2018                 1,099
    7,000   SunGard Data Systems, Inc.                      10.25        8/15/2015                 7,376
                                                                                              ----------
                                                                                                  20,898
                                                                                              ----------
            INTERNET SOFTWARE & SERVICES (0.1%)
    1,000   Equinix, Inc.                                    8.13        3/01/2018                 1,068
                                                                                              ----------
            SEMICONDUCTORS (0.4%)
      500   Advanced Micro Devices                           8.13       12/15/2017                   543
      500   Advanced Micro Devices(b)                        7.75        8/01/2020                   533
    1,000   Freescale Semiconductor, Inc.(b)                10.13        3/15/2018                 1,105
    3,000   Freescale Semiconductor, Inc.(b)                 9.25        4/15/2018                 3,225
    1,000   Freescale Semiconductor, Inc.(b)                10.75        8/01/2020                 1,041
                                                                                              ----------
                                                                                                   6,447
                                                                                              ----------
            Total Information Technology                                                          28,413
                                                                                              ----------
            MATERIALS (3.1%)
            ----------------
            COMMODITY CHEMICALS (0.5%)
    1,000   Georgia Gulf Corp.(b)                            9.00        1/15/2017                 1,084
    3,000   Hexion U.S. Financial Corp.                      8.88        2/01/2018                 3,210
    1,500   LBI Escrow Corp.(b)                              8.00       11/01/2017                 1,652
    1,000   Tronox Worldwide, LLC(e)                         9.50       12/01/2012                 1,275
                                                                                              ----------
                                                                                                   7,221
                                                                                              ----------
            CONSTRUCTION MATERIALS (0.3%)
    4,000   Cemex Finance, LLC(b)                            9.50       12/14/2016                 4,065
      500   Headwaters, Inc.                                11.38       11/01/2014                   544
                                                                                              ----------
                                                                                                   4,609
                                                                                              ----------
            DIVERSIFIED CHEMICALS (0.3%)
    2,500   Huntsman International, LLC                      7.38        1/01/2015                 2,569
    1,000   Huntsman International, LLC                      8.63        3/15/2020                 1,097
                                                                                              ----------
                                                                                                   3,666
                                                                                              ----------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.1%)
    1,250   Scotts Miracle-Gro Co.                           7.25        1/15/2018                 1,338
                                                                                              ----------
            METAL & GLASS CONTAINERS (0.8%)
    4,750   Ardagh Packaging Finance plc(b)                  7.38       10/15/2017                 5,063
    1,000   Crown Americas, LLC                              7.75       11/15/2015                 1,045
    2,000   Graham Pack Co. LP/ GPC Capital Corp.(b)         8.25        1/01/2017                 2,095
    3,000   Reynolds Group Holdings Ltd.(c),(g)              6.50        3/16/2016                 3,029
                                                                                              ----------
                                                                                                  11,232
                                                                                              ----------
            PAPER PACKAGING (0.1%)
      250   Graphic Packaging Corp.                          8.63        2/15/2012                   253
    1,777   Graphic Packaging International, Inc.            9.50        8/15/2013                 1,803
                                                                                              ----------
                                                                                                   2,056
                                                                                              ----------
            PAPER PRODUCTS (0.4%)
    2,000   ABI Escrow Corp.(b)                             10.25       10/15/2018                 2,135
      597   Boise Cascade, LLC                               7.13       10/15/2014                   582
    1,000   NewPage Corp.                                   10.00        5/01/2012                   643
    2,000   Verso Paper Holdings, LLC                       11.50        7/01/2014                 2,230
                                                                                              ----------
                                                                                                   5,590
                                                                                              ----------
            SPECIALTY CHEMICALS (0.4%)
    2,000   Momentive Performance Materials, Inc.            9.75       12/01/2014                 2,108
    2,000   Momentive Performance Materials, Inc.(b),(g)     9.00        1/15/2021                 2,075
    1,000   Nalco Co.                                        8.88       11/15/2013                 1,016
                                                                                              ----------
                                                                                                   5,199
                                                                                              ----------
            STEEL (0.2%)
    1,250   Metals USA, Inc.                                11.13       12/01/2015                 1,323

================================================================================

9 |  USAA High-Yield Opportunities Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                    COUPON                                   VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
$   1,000   Severstal Columbus, LLC(b)                      10.25%       2/15/2018            $    1,070
                                                                                              ----------
                                                                                                   2,393
                                                                                              ----------
            Total Materials                                                                       43,304
                                                                                              ----------
            TELECOMMUNICATION SERVICES (4.5%)
            ---------------------------------
            ALTERNATIVE CARRIERS (0.5%)
    1,000   Level 3 Communications, Inc.(c)                  9.02        3/13/2014                 1,085
    3,000   Level 3 Financing, Inc.                          9.25       11/01/2014                 2,955
    2,000   Level 3 Financing, Inc.                         10.00        2/01/2018                 1,925
                                                                                              ----------
                                                                                                   5,965
                                                                                              ----------
            INTEGRATED TELECOMMUNICATION SERVICES (2.0%)
    3,000   Cincinnati Bell, Inc.                            8.25       10/15/2017                 3,060
      500   Cincinnati Bell, Inc.                            8.75        3/15/2018                   485
    2,000   Citizens Communications Co.                      7.88        1/15/2027                 2,105
    4,025   Citizens Communications Co.                      9.00        8/15/2031                 4,513
    1,000   Frontier Communications Corp.                    8.25        4/15/2017                 1,144
    1,000   Frontier Communications Corp.                    8.75        4/15/2022                 1,168
    3,000   GCI, Inc.                                        8.63       11/15/2019                 3,277
    2,000   Hawaiian Telcom Communications, Inc.(e)         12.50        5/01/2015                    --
    2,080   Hawaiian Telcom Communications, Inc.(c)          4.75        5/30/2014                 1,539
    6,000   Qwest Communications International, Inc.         7.50        2/15/2014                 6,135
    4,000   Windstream Corp.                                 7.88       11/01/2017                 4,390
                                                                                              ----------
                                                                                                  27,816
                                                                                              ----------
            WIRELESS TELECOMMUNICATION SERVICES (2.0%)
    5,000   Clearwire Corp.(b)                              12.00       12/01/2015                 5,575
    1,959   MetroPCS Communications, Inc.(c)                 2.56        2/20/2014                 1,946
    1,000   MetroPCS Communications, Inc.                    9.25       11/01/2014                 1,049
    2,000   MetroPCS Communications, Inc.                    7.88        9/01/2018                 2,141
    3,000   Nextel Communications, Inc.                      6.88       10/31/2013                 3,038
    4,000   Nextel Communications, Inc.                      5.95        3/15/2014                 4,030
    4,000   Nextel Communications, Inc.                      7.38        8/01/2015                 4,027
    2,000   NII Capital Corp.                                8.88       12/15/2019                 2,220
    2,000   Sprint Capital Corp.                             6.88       11/15/2028                 1,893
    2,000   Sprint Nextel Corp.                              8.38        8/15/2017                 2,210
                                                                                              ----------
                                                                                                  28,129
                                                                                              ----------
            Total Telecommunication Services                                                      61,910
                                                                                              ----------
            UTILITIES (6.7%)
            ----------------
            ELECTRIC UTILITIES (3.0%)
      579   FPL Energy National Wind Portfolio, LLC(b)       6.13        3/25/2019                   575
      436   FPL Energy Wind Funding, LLC(b)                  6.88        6/27/2017                   439
    2,000   FPL Group Capital, Inc.                          7.30        9/01/2067                 2,063
    3,000   Otter Tail Corp.                                 9.00       12/15/2016                 3,266
    3,000   PNM Resources, Inc.                              9.25        5/15/2015                 3,262
   14,630   PPL Capital Funding, Inc.                        6.70        3/30/2067                14,063
   11,967   Texas Competitive Electric Holdings Co., LLC
              (c),(g)                                        3.76       10/10/2014                 9,345
    5,899   Texas Competitive Electric Holdings Co., LLC(c)  3.76       10/10/2014                 4,607
    2,950   Texas Competitive Electric Holdings Co., LLC(c)  3.76       10/10/2014                 2,300
    4,000   Texas Competitive Electric Holdings Co., LLC    10.25       11/01/2015                 2,540
                                                                                              ----------
                                                                                                  42,460
                                                                                              ----------
            GAS UTILITIES (0.1%)
    1,133   Amerigas Partners, LP                            7.25        5/20/2015                 1,170
                                                                                              ----------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.6%)
    3,000   AES Corp.                                        8.00        6/01/2020                 3,375
    2,000   Calpine Construction Finance Co., LP(b)          8.00        6/01/2016                 2,180
    4,000   Calpine Construction Finance Co., LP(b)          7.50        2/15/2021                 4,120

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                    COUPON                                   VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
$   1,000   Dynegy Holdings, Inc.                            7.50%       6/01/2015            $      783
    2,000   Dynegy Holdings, Inc.                            8.38        5/01/2016                 1,545
    2,000   GenOn Escrow Corp.(b)                            9.50       10/15/2018                 1,955
    2,000   GenOn Escrow Corp.(b)                            9.88       10/15/2020                 1,945
    3,000   Reliant Energy, Inc.                             7.63        6/15/2014                 3,052
    2,000   Reliant Energy, Inc.                             7.88        6/15/2017                 1,865
    1,075   Tenaska Oklahoma, LP(b)                          6.53       12/30/2014                 1,089
                                                                                              ----------
                                                                                                  21,909
                                                                                              ----------
            MULTI-UTILITIES (2.0%)
    1,500   CMS Energy Corp.                                 8.75        6/15/2019                 1,785
    3,000   Dominion Resources, Inc.                         6.30        9/30/2066                 2,866
    6,790   Integrys Energy Group, Inc.                      6.11       12/01/2066                 6,365
   14,500   Puget Sound Energy, Inc.                         6.97        6/01/2067                14,026
    3,000   Wisconsin Energy Corp.                           6.25        5/15/2067                 2,944
                                                                                              ----------
                                                                                                  27,986
                                                                                              ----------
            Total Utilities                                                                       93,525
                                                                                              ----------
            Total Corporate Obligations (cost: $844,950)                                         928,544
                                                                                              ----------
            EURODOLLAR AND YANKEE OBLIGATIONS (8.4%)

            CONSUMER DISCRETIONARY (0.3%)
            -----------------------------
            CABLE & SATELLITE (0.0%)
      500   UPC Holding B.V.(b)                              9.88        4/15/2018                   548
                                                                                              ----------
            PUBLISHING (0.3%)
      500   Nielsen Finance, LLC                            11.50        5/01/2016                   583
    2,000   Nielsen Finance, LLC and Nielsen Finance Co.    11.63        2/01/2014                 2,310
    1,000   Quebecor Media, Inc.                             7.75        3/15/2016                 1,047
                                                                                              ----------
                                                                                                   3,940
                                                                                              ----------
            Total Consumer Discretionary                                                           4,488
                                                                                              ----------
            CONSUMER STAPLES (0.8%)
            -----------------------
            PACKAGED FOODS & MEAT (0.8%)
    5,000   Bracol Holdings Ltd.                            10.25       10/05/2016                 5,600
    5,000   Marfrig Overseas Ltd.                            9.50        5/04/2020                 5,380
                                                                                              ----------
            Total Consumer Staples                                                                10,980
                                                                                              ----------
            ENERGY (1.0%)
            -------------
            OIL & GAS DRILLING (0.1%)
      314   Delek & Avner-Yam Tethys Ltd.(b)                 5.33        8/01/2013                   316
    1,000   Offshore Group Investment Ltd.(b)               11.50        8/01/2015                 1,066
                                                                                              ----------
                                                                                                   1,382
                                                                                              ----------
            OIL & GAS EQUIPMENT & SERVICES (0.1%)
    2,000   Expro Finance Luxembourg SCA                     8.50       12/15/2016                 1,972
                                                                                              ----------
            OIL & GAS EXPLORATION & PRODUCTION (0.1%)
      940   Compton Petroleum Finance, Corp.                10.00        9/15/2017                   803
                                                                                              ----------
            OIL & GAS REFINING & MARKETING (0.1%)
    1,000   Petroplus Finance Ltd.(b)                        7.00        5/01/2017                   920
                                                                                              ----------
            OIL & GAS STORAGE & TRANSPORTATION (0.6%)
    2,000   Gibson Energy ULC                               11.75        5/27/2014                 2,250
    1,000   Targa Resources Partners LP(b)                   7.88       10/15/2018                 1,065
    5,000   TransCanada Pipelines Ltd.                       6.35        5/15/2067                 4,794
                                                                                              ----------
                                                                                                   8,109
                                                                                              ----------
            Total Energy                                                                          13,186
                                                                                              ----------

================================================================================

11 |  USAA High-Yield Opportunities Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                    COUPON                                   VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
            FINANCIALS (3.4%)
            -----------------
            DIVERSIFIED BANKS (0.8%)
$   5,500   BayernLB                                         6.20%       3/29/2049            $    3,121
      786   Groupe BPCE                                     12.50                -(h)                916
    1,500   Natixis(b)                                      10.00                -(h)              1,512
    4,000   Royal Bank of Scotland Group plc                 7.64                -(h)              3,125
    2,000   Standard Chartered plc(b)                        6.41                -(h)              1,965
                                                                                              ----------
                                                                                                  10,639
                                                                                              ----------
            DIVERSIFIED CAPITAL MARKETS (0.3%)
    4,000   UBS Preferred Funding Trust II                   7.25                -(h)              4,050
    1,000   UBS Preferred Funding Trust V                    6.24                -(h)                990
                                                                                              ----------
                                                                                                   5,040
                                                                                              ----------
            MULTI-LINE INSURANCE (1.4%)
    2,000   AXA S.A.(b)                                      6.46                -(h)              1,890
    2,000   ING Capital Funding Trust III                    8.44                -(h)              1,930
   12,420   Oil Insurance Ltd.(b)                            7.56                -(h)             11,189
    2,210   ZFS Finance USA Trust I(b)                       6.15       12/15/2065                 2,202
    2,000   ZFS Finance USA Trust II(b)                      6.45       12/15/2065                 1,940
                                                                                              ----------
                                                                                                  19,151
                                                                                              ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.4%)
    5,986   ING Groep N.V.                                   5.78                -(h)              5,552
                                                                                              ----------
            PROPERTY & CASUALTY INSURANCE (0.2%)
    3,000   Catlin Insurance Co. Ltd.(b)                     7.25                -(h)              2,587
                                                                                              ----------
            REGIONAL BANKS (0.1%)
    2,000   Glitnir Banki hf, acquired 1/25/2008; cost
               $1,830(b),(e),(j)                             4.75       10/15/2010                   630
    1,000   Kaupthing Bank hf, acquired 1/25/2008; cost
               $888(b),(e),(j)                               5.75       10/04/2011                   278
                                                                                              ----------
                                                                                                     908
                                                                                              ----------
            SPECIALIZED FINANCE (0.2%)
    3,000   XL Capital Ltd.                                  6.50                -(h)              2,715
                                                                                              ----------
            Total Financials                                                                      46,592
                                                                                              ----------
            HEALTH CARE (0.1%)
            ------------------
            LIFE SCIENCES TOOLS & SERVICES (0.1%)
    2,000   Novasep Holding SAS(b)                           9.75       12/15/2016                 1,748
                                                                                              ----------
            INDUSTRIALS (0.5%)
            ------------------
            AEROSPACE & DEFENSE (0.2%)
    2,000   Bombardier, Inc.(b)                              7.50        3/15/2018                 2,208
                                                                                              ----------
            MARINE (0.2%)
    2,000   Navios Maritime Holdings, Inc.(b)                8.63       11/01/2017                 2,016
    1,000   Stena AB                                         7.00       12/01/2016                 1,001
                                                                                              ----------
                                                                                                   3,017
                                                                                              ----------
            RAILROADS (0.1%)
    1,000   Kansas City Southern de Mexico, S.A. de C.V.     8.00        2/01/2018                 1,098
                                                                                              ----------
            Total Industrials                                                                      6,323
                                                                                              ----------
            INFORMATION TECHNOLOGY (0.0%)
            -----------------------------
            SEMICONDUCTORS (0.0%)
      320   NXP B.V./ NXP Funding LLC                       10.00        7/15/2013                   362
                                                                                              ----------

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                    COUPON                                   VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
            MATERIALS (1.5%)
            ----------------
            ALUMINUM (0.2%)
$   2,500   Novelis, Inc.                                    7.25%       2/15/2015            $    2,588
      500   Novelis, Inc.                                   11.50        2/15/2015                   583
                                                                                              ----------
                                                                                                   3,171
                                                                                              ----------
            COMMODITY CHEMICALS (0.1%)
    1,000   Nova Chemicals Corp.                             8.38       11/01/2016                 1,095
                                                                                              ----------
            DIVERSIFIED CHEMICALS (0.2%)
      500   INEOS Finance plc(b)                             9.00        5/15/2015                   535
    3,000   INEOS Group Holdings plc(b)                      8.50        2/15/2016                 2,760
                                                                                              ----------
                                                                                                   3,295
                                                                                              ----------
            FOREST PRODUCTS (0.1%)
      701   Ainsworth Lumber Co. Ltd.(b)                    11.00        7/29/2015                   627
                                                                                              ----------
            PAPER PACKAGING (0.2%)
    3,000   JSG Funding plc                                  7.75        4/01/2015                 3,101
                                                                                              ----------
            PAPER PRODUCTS (0.7%)
    3,638   Abitibi-Consolidated Co. of Canada(b)           13.75        4/01/2011                 4,202
    3,000   Abitibi-Consolidated Co. of Canada(e)            6.00        6/20/2013                   540
      500   PE Paper Escrow GmbH(b)                         12.00        8/01/2014                   581
    4,315   Sappi Papier Holding AG(b)                       7.50        6/15/2032                 3,618
                                                                                              ----------
                                                                                                   8,941
                                                                                              ----------
            Total Materials                                                                       20,230
                                                                                              ----------
            TELECOMMUNICATION SERVICES (0.8%)
            ---------------------------------
            ALTERNATIVE CARRIERS (0.2%)
    3,000   Global Crossing Ltd.                            12.00        9/15/2015                 3,450
                                                                                              ----------
            WIRELESS TELECOMMUNICATION SERVICES (0.6%)
    5,000   Intelsat Bermuda Ltd.                           11.25        6/15/2016                 5,456
    3,000   Intelsat Jackson Holdings Ltd.(c)                3.29        2/01/2014                 2,861
                                                                                              ----------
                                                                                                   8,317
                                                                                              ----------
            Total Telecommunication Services                                                      11,767
                                                                                              ----------
            Total Eurodollar and Yankee Obligations (cost: $103,542)                             115,676
                                                                                              ----------
            ASSET-BACKED SECURITIES (0.5%)

            FINANCIALS (0.5%)
            -----------------
            ASSET-BACKED FINANCING (0.5%)
    1,599   Banc of America Securities Auto Trust            5.51        2/19/2013                 1,603
    8,000   SLC Student Loan Trust                           0.74        7/15/2036                 5,238
                                                                                              ----------
            Total Asset-Backed Securities (cost: $6,837)                                           6,841
                                                                                              ----------
            COMMERCIAL MORTGAGE SECURITIES (4.9%)

            FINANCIALS (4.9%)
            -----------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (4.9%)
    1,500   Banc of America Commercial Mortgage, Inc.        4.77        7/10/2043                 1,253

================================================================================

13 |  USAA High-Yield Opportunities Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                    COUPON                                   VALUE
(000)       SECURITY                                        RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
$   2,400   Banc of America Commercial Mortgage, Inc.        4.95%       7/10/2043            $    2,076
    2,560   Banc of America Commercial Mortgage, Inc.        6.01        7/10/2044                 2,451
    5,000   Banc of America Commercial Mortgage, Inc.        5.19        9/10/2047                 5,045
    1,428   Banc of America Commercial Mortgage, Inc.(b)     5.64        9/10/2047                 1,327
    7,571   Banc of America Commercial Mortgage, Inc.(b)     6.14        9/10/2047                 6,951
    2,000   BCRR Trust(b)                                    5.86        7/17/2040                 1,724
    3,000   Bear Stearns Commercial Mortgage Securities,
               Inc.                                          5.47       12/11/2040                 2,507
    2,000   Citigroup Commercial Mortgage Trust              6.29       12/10/2049                 1,992
    3,000   Commercial Mortgage Loan Trust                   5.54        2/11/2017                 2,592
    1,000   Commercial Mortgage Loan Trust                   6.21       12/10/2049                   896
    1,000   Credit Suisse First Boston Mortgage Securities
               Corp.(b)                                      5.78       12/15/2035                   941
    3,213   Credit Suisse First Boston Mortgage Securities
               Corp.(b)                                      5.02        1/15/2037                 2,739
    5,000   GE Capital Commercial Mortgage Corp.             5.61       12/10/2049                 3,547
    1,000   GS Mortgage Securities Corp. II                  5.53        8/10/2038                   922
    2,151   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                              5.50        1/12/2043                 2,103
    3,378   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                              5.52       12/15/2044                 2,655
    3,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                              5.41        5/15/2047                 2,137
    3,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                              6.26        2/15/2051                 2,751
    6,000   LB-UBS Commercial Mortgage Trust                 5.21        4/15/2030                 5,806
    1,700   LB-UBS Commercial Mortgage Trust                 5.46        2/15/2040                 1,523
    6,400   Merrill Lynch Mortgage Trust                     5.14        7/12/2038                 6,229
    2,000   Merrill Lynch Mortgage Trust                     4.92       10/12/2041                 1,800
    1,755   Morgan Stanley Capital I, Inc.                   5.15        8/13/2042                 1,276
    1,445   Morgan Stanley Capital I, Inc.                   5.17        8/13/2042                 1,011
    4,000   Morgan Stanley Capital I, Inc.                   4.77        7/15/2056                 3,683
                                                                                              ----------
                                                                                                  67,937
                                                                                              ----------
            INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)
    1,149   Credit Suisse First Boston Corp., acquired
               6/13/2003; cost $66(j)                        1.50        5/17/2040                    76
                                                                                              ----------
            Total Commercial Mortgage Securities (cost: $57,797)                                  68,013
                                                                                              ----------
            MUNICIPAL BONDS (0.3%)

            CASINOS & GAMING (0.3%)
    2,000   Mashantucket (Western) Pequot Tribe, acquired
               10/05/2009; cost $1,410(b),(e),(j)            5.91        9/01/2021                 1,103
    2,815   Seneca Nation of Indians Capital Improvements
               Auth.                                         6.75       12/01/2013                 2,753
                                                                                              ----------
            Total Casinos & Gaming                                                                 3,856
                                                                                              ----------
            SPECIAL ASSESSMENT/TAX/FEE (0.0%)
      675   Erie County Tobacco Asset Securitization Corp.   6.00        6/01/2028                   581
                                                                                              ----------
            Total Municipal Bonds (cost: $4,887)                                                   4,437
                                                                                              ----------

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              EQUITY SECURITIES (15.6%)

              COMMON STOCKS (2.2%)

              CONSUMER DISCRETIONARY (0.5%)
              -----------------------------
              AUTO PARTS & EQUIPMENT (0.2%)
   28,222     Lear Corp. *                                                    $     2,495
      427     MD Invesztors Corp. *(k)                                                 --
                                                                              -----------
                                                                                    2,495
                                                                              -----------
              BROADCASTING (0.0%)
   30,000     Sinclair Broadcast Group, Inc. "A" *                                    239
                                                                              -----------
              CABLE & SATELLITE (0.2%)
   69,330     Charter Communications, Inc. "A" *                                    2,247
   50,000     Comcast Corp. "A"                                                     1,029
    6,666     Time Warner Cable, Inc.                                                 386
                                                                              -----------
                                                                                    3,662
                                                                              -----------
              DEPARTMENT STORES (0.1%)
   47,000     Macy's, Inc.                                                          1,111
                                                                              -----------
              PUBLISHING (0.0%)
   32,656     American Media, Inc., acquired 2/02/2009; cost $723*(j),(k)              --
                                                                              -----------
              Total Consumer Discretionary                                          7,507
                                                                              -----------
              CONSUMER STAPLES (0.3%)
              -----------------------
              DRUG RETAIL (0.2%)
   69,549     Walgreen Co.                                                          2,356
                                                                              -----------
              TOBACCO (0.1%)
   20,171     Philip Morris International, Inc.                                     1,180
                                                                              -----------
              Total Consumer Staples                                                3,536
                                                                              -----------
              ENERGY (0.4%)
              -------------
              INTEGRATED OIL & GAS (0.3%)
   26,539     Chevron Corp.                                                         2,192
   17,523     Royal Dutch Shell plc                                                 1,138
                                                                              -----------
                                                                                    3,330
                                                                              -----------
              OIL & GAS EXPLORATION & PRODUCTION (0.1%)
  169,107     Energy Partners Ltd. *                                                1,889
                                                                              -----------
              OIL & GAS REFINING & MARKETING (0.0%)
   15,000     Valero Energy Corp.                                                     269
                                                                              -----------
              Total Energy                                                          5,488
                                                                              -----------
              FINANCIALS (0.0%)
              -----------------
              REITs - OFFICE (0.0%)
   10,000     MPG Office Trust, Inc. *                                                 27
                                                                              -----------
              REITs - SPECIALIZED (0.0%)
   10,000     Entertainment Properties Trust                                          462
   10,000     Strategic Hotel Capital, Inc. *                                          46
   10,951     Sunstone Hotel Investors, Inc. *                                        119
                                                                              -----------
                                                                                      627
                                                                              -----------
              Total Financials                                                        654
                                                                              -----------

================================================================================

15 |  USAA High-Yield Opportunities Fund

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              HEALTH CARE (0.3%)
              ------------------
              HEALTH CARE FACILITIES (0.0%)
   20,000     Community Health Systems, Inc. *                                $       602
                                                                              -----------
              PHARMACEUTICALS (0.3%)
   29,000     Eli Lilly and Co.                                                     1,021
   34,719     Johnson & Johnson                                                     2,210
   10,000     Merck & Co., Inc.                                                       363
                                                                              -----------
                                                                                    3,594
                                                                              -----------
              Total Health Care                                                     4,196
                                                                              -----------
              INDUSTRIALS (0.1%)
              ------------------
              BUILDING PRODUCTS (0.1%)
   20,000     Masco Corp.                                                             213
   32,962     Nortek, Inc. *                                                        1,365
                                                                              -----------
                                                                                    1,578
                                                                              -----------
              COMMERCIAL PRINTING (0.0%)
    8,536     Quad Graphics, Inc. *                                                   382
                                                                              -----------
              Total Industrials                                                     1,960
                                                                              -----------
              INFORMATION TECHNOLOGY (0.2%)
              -----------------------------
              SYSTEMS SOFTWARE (0.2%)
   80,453     Microsoft Corp.                                                       2,143
                                                                              -----------
              MATERIALS (0.2%)
              ----------------
              COMMODITY CHEMICALS (0.1%)
   60,988     LyondellBasell Industries *                                           1,638
                                                                              -----------
              CONSTRUCTION MATERIALS (0.0%)
      596     Panolam Holdings Co., acquired 1/20/2010; cost $315*(j),(k)              --
                                                                              -----------
              FOREST PRODUCTS (0.1%)
  195,497     Ainsworth Lumber Co. Ltd. *                                             445
                                                                              -----------
              STEEL (0.0%)
   20,000     Worthington Industries, Inc.                                            308
                                                                              -----------
              Total Materials                                                       2,391
                                                                              -----------
              TELECOMMUNICATION SERVICES (0.2%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
   74,066     AT&T, Inc.                                                            2,111
                                                                              -----------
              UTILITIES (0.0%)
              ----------------
              ELECTRIC UTILITIES (0.0%)
   10,000     Progress Energy, Inc.                                                   450
                                                                              -----------
              Total Common Stocks (cost: $31,258)                                  30,436
                                                                              -----------

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

PRINCIPAL
AMOUNT                                                                             MARKET
$(000)/                                                                             VALUE
SHARES     SECURITY                                                                 (000)
-----------------------------------------------------------------------------------------
              PREFERRED SECURITIES (2.2%)

              CONSUMER STAPLES (0.8%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.8%)
  120,000     Dairy Farmers of America, Inc., 7.88%, cumulative redeemable,
                 perpetual(b)                                                 $    10,642
                                                                              -----------
              FINANCIALS (1.1%)
              -----------------
              DIVERSIFIED BANKS (0.5%)
   40,000     Sovereign Capital Trust V, 7.75%, Capital
                 Securities, perpetual                                              1,028
    8,000     US Bancorp, 7.19%, perpetual                                          6,350
                                                                              -----------
                                                                                    7,378
                                                                              -----------
              LIFE & HEALTH INSURANCE (0.2%)
  120,000     Delphi Financial Group, Inc., 7.38%, perpetual                        2,784
                                                                              -----------
              PROPERTY & CASUALTY INSURANCE (0.0%)
   $2,000     Security Capital Assurance Ltd., 6.88%, perpetual (k)                    --
                                                                              -----------
              REINSURANCE (0.2%)
    3,000     Ram Holdings Ltd., 7.50%, non-cumulative, perpetual, acquired
               1/23/2007 - 3/02/2007; cost $3,109 *(j)                              1,200
   $1,000     Swiss Re Capital I LP, 6.85%, perpetual(b)                              998
                                                                              -----------
                                                                                    2,198
                                                                              -----------
              REITs - OFFICE (0.1%)
   20,000     MPG Office Trust, Inc., 7.63%, perpetual *                              287
   20,000     Parkway Properties, Inc., Series D, 8.00%, cumulative
              redeemable, perpetual                                                   505
                                                                              -----------
                                                                                      792
                                                                              -----------
              REITs - RETAIL (0.0%)
   20,000     Tanger Factory Outlet Centers, Inc., Class C, 7.50%, perpetual          504
                                                                              -----------
              REITs - Specialized (0.1%)
   70,000     Felcor Lodging Trust, Inc., Series C, 8.00%, perpetual *              1,658
   20,000     Sunstone Hotel Investors, Inc., Series A, 8.00%, perpetual              497
                                                                              -----------
                                                                                    2,155
                                                                              -----------
              Total Financials                                                     15,811
                                                                              -----------
              GOVERNMENT (0.0%)
              -----------------
   15,000     Fannie Mae, 8.25%, perpetual *                                            9
                                                                              -----------
              TELECOMMUNICATION SERVICES (0.3%)
              ---------------------------------
              WIRELESS TELECOMMUNICATION SERVICES (0.3%)
    2,000     Centaur Funding Corp., 9.08%(b)                                       2,159
   30,000     Crown Castle International Corp., 6.25%, cumulative
                 redeemable, perpetual(a)                                           1,832
                                                                              -----------
                                                                                    3,991
                                                                              -----------
              Total Telecommunication Services                                      3,991
                                                                              -----------
              Total Preferred Securities (cost: $33,619)                           30,453
                                                                              -----------

NUMBER
OF SHARES
-----------------------------------------------------------------------------------------
             EXCHANGE-TRADED FUNDS (11.2%)

1,086,518    iShares iBoxx High Yield Corporate Bond Fund                          98,591
1,413,290    SPDR Barclay Capital High Yield Bond Fund                             57,775
                                                                              -----------
             Total Exchange-Traded Funds (cost: $150,174)                         156,366
                                                                              -----------

================================================================================

17 |  USAA High-Yield Opportunities Fund

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES     SECURITY                                                              (000)
-----------------------------------------------------------------------------------------
              WARRANTS (0.0%)

              CONSUMER DISCRETIONARY (0.0%)
              -----------------------------
              BROADCASTING (0.0%)
      250     Ono Finance plc , acquired 7/16/2001-1/24/2002; cost
                 $0*(b),(j),(k)                                               $        --
                                                                              -----------
              Cable & Satellite (0.0%)
    5,016     Charter Communications Inc. "A" *                                        22
                                                                              -----------
              PUBLISHING (0.0%)
   12,745     Reader's Digest Association, Inc. *(k)                                   --
                                                                              -----------
              Total Consumer Discretionary                                             22
                                                                              -----------
              Total Warrants (cost: $28)                                               22
                                                                              -----------
              Total Equity Securities (cost: $215,079)                            217,277
                                                                              -----------

PRINCIPAL                                                                                         MARKET
AMOUNT                                                    COUPON                                   VALUE
(000)                                                       RATE          MATURITY                 (000)
--------------------------------------------------------------------------------------------------------
            MONEY MARKET INSTRUMENTS (1.7%)

            COMMERCIAL PAPER (1.7%)

            CONSUMER STAPLES (0.9%)
            -----------------------
            FOOD RETAIL (0.9%)
$  13,246   Safeway, Inc.                                    0.32%      11/01/2010                13,246
                                                                                              ----------
            ENERGY (0.4%)
            OIL & GAS EXPLORATION & PRODUCTION (0.4%)
    5,400   EOG Resources Inc.(b)                            0.29       11/08/2010                 5,400
                                                                                              ----------
            UTILITIES (0.4%)
            ----------------
            GAS UTILITIES (0.4%)
    5,000   AGL Capital Corp.(b),(l)                         0.33       11/01/2010                 5,000
                                                                                              ----------
            Total Money Market Instruments (cost: $23,646)                                        23,646
                                                                                              ----------
            TOTAL INVESTMENTS (COST: $1,256,738)                                              $1,364,434
                                                                                              ==========

================================================================================

                                                  Portfolio of Investments |  18

================================================================================

($ IN 000s)                                          VALUATION HIERARCHY
                                                     -------------------
                                         (LEVEL 1)         (LEVEL 2)           (LEVEL 3)
                                       QUOTED PRICES         OTHER            SIGNIFICANT
                                         IN ACTIVE        SIGNIFICANT        UNOBSERVABLE
                                          MARKETS          OBSERVABLE            INPUTS
                                       FOR IDENTICAL         INPUTS
ASSETS                                     ASSETS                                               TOTAL
--------------------------------------------------------------------------------------------------------
BONDS:
  CORPORATE OBLIGATIONS                   $       --     $    928,544        $         --    $   928,544
  EURODOLLAR AND YANKEE
  OBLIGATIONS                                     --          115,676                  --        115,676
  ASSET-BACKED SECURITIES                         --            6,841                  --          6,841
  COMMERCIAL MORTGAGE SECURITIES                  --           68,013                  --         68,013
  MUNICIPAL BONDS                                 --            4,437                  --          4,437
EQUITY SECURITIES:
  COMMON STOCKS                               30,436               --                  --         30,436
  PREFERRED SECURITIES                            --           30,453                  --         30,453
  EXCHANGE-TRADED FUNDS                      156,366               --                  --        156,366
  WARRANTS                                        22               --                  --             22
MONEY MARKET INSTRUMENTS:
  COMMERCIAL PAPER                                --           23,646                  --         23,646
--------------------------------------------------------------------------------------------------------
Total                                     $  186,824     $  1,177,610        $         --    $ 1,364,434
--------------------------------------------------------------------------------------------------------

For the period ended October 31, 2010, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

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19 |  USAA High-Yield Opportunities Fund

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NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2010 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA High-Yield Opportunities Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has three classes of shares: High-Yield Opportunities Fund Shares (Fund Shares), High-Yield Opportunities Fund Institutional Shares (Institutional Shares), and effective August 1, 2010, High-Yield Opportunities Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are currently offered for sale only to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade.

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20 |  USAA High-Yield Opportunities Fund

================================================================================

Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

3. Investments in open-end investment companies, hedge, or other funds, other than exchange-traded funds, are valued at their net asset value (NAV) at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include preferred equity securities and all bonds, except U.S. Treasuries, which are valued based on methods discussed in Note A1, and commercial paper, which are valued at amortized cost.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

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21 |  USAA High-Yield Opportunities Fund

================================================================================

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

E. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, ClearLend Securities, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wells Fargo, parent company of ClearLend Securities, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. As of October 31, the Fund had no securities out on loan.

F. As of October 31, 2010, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2010, were $142,861,000 and $35,165,000, respectively, resulting in net unrealized depreciation of $107,696,000.

G. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,389,316,000 at October 31, 2010, and, in total, may not

================================================================================

                                         NOtes to Portfolio of Investments |  22

================================================================================

equal 100%. Investments in foreign securities were 9.1% on net assets at October 31, 2010. A category percentage of 0.0% represents less than 0.1% of net assets.

H. The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled and unscheduled principal repayments. Rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

WARRANTS - entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

iShares      Exchange-traded funds, managed by BlackRock, Inc., that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on securities exchanges.
REIT         Real estate investment trust

================================================================================

23 |  USAA High-Yield Opportunities Fund

================================================================================

SPDR Exchange-traded funds, managed by State Street Global Advisers, that represent a portfolio of stocks designed to closely track a specific market index. SPDR is an acronym for the first member of the fund family, Standard & Poor's Depositary Receipts, which tracks the S&P 500 Index. SPDRs are traded on securities exchanges.

SPECIFIC NOTES

(a) Pay-in-kind (PIK) - security in which the issuer has the option to make interest or dividend payments in cash or in additional securities. The security issued with the interest or dividend payment option usually has the same terms, including maturity date, as the PIK securities.
(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(c) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at October 31, 2010. The weighted average life of the loan is likely to be substantially shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(d) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at October 31, 2010.
(e) Currently the issuer is in default with respect to interest and/or principal payments.
(f) At October 31, 2010, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.
(g) At October 31, 2010, the aggregate market value of securities purchased on a delayed-delivery basis was $24,725,000, which included when-issued securities of $2,588,000.
(h) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(i)      Security is currently trading without accrued interest.
(j) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at October 31, 2010, was $3,287,000, which represented 0.2% of the Fund's net assets.
(k) Security was fair valued at October 31, 2010, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.

================================================================================

                                         Notes to Portfolio of Investments |  24

================================================================================

(l) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
*        Non-income-producing security.

================================================================================

25 |  USAA High-Yield Opportunities Fund



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.







                                  SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2010

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    12/23/2010
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    12/28/2010
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    12/28/2010
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.